Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
Telephone  215.564.8000
Fax  215.564.8120
www.stradley.com
J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521

1933 Act Rule 497(j)
1933 Act File No. 333-235734
1940 Act File No. 811-23504

March 28, 2024

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	AIM ETF Products Trust (the “Registrant”)
Rule 497(j) filing
SEC File Nos. 333-235734 and 811-23504

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment Nos. 31/34 to the Registration Statement of the Registrant, which was filed with the Securities and Exchange Commission electronically via EDGAR on March 25, 2024, and relates to the following series of the Registrant: AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF, AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF, AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF, AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF, AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF, AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF, AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF, AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF, and AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF.

Please direct any questions or comments relating to this certification to my attention at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr., Esq.
J. Stephen Feinour, Jr., Esq.

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